SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 2)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Bond payable	[1]	$ 1,428,509	¥ 232,289,808	¥ 58,175,440
Short-term investments		$ 165,958	26,986,500	5,736,500
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond payable	[1]
Short-term investments			26,986,500	5,736,500
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond payable	[1]
Short-term investments
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond payable	[1]		232,289,808	58,175,440
Short-term investments

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.